Schedule of Investments (unaudited) September 30, 2021	BlackRock Enhanced Government Fund, Inc. (EGF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Birch Grove CLO Ltd., Series 19A, Class CR, (3 mo. LIBOR US + 2.20%), 2.32%, 06/15/31(a)(b)	$300	$299,805
Ocean Trails CLO VI, Series 2016-6A, Class CRR, (3 mo. LIBOR US + 2.25%), 2.38%, 07/15/28(a)(b)	250	250,069
OCP CLO Ltd., Series 2015-10A, Class BR, (3 mo. LIBOR US + 1.85%), 1.98%, 10/26/27(a)(b)	250	249,680
OHA Credit Funding Ltd., Series 2019-4A, Class C, (3 mo. LIBOR US + 2.65%), 2.79%, 10/22/32(a)(b)	250	250,284
Palmer Square CLO Ltd., Series 2015-1A, Class BR4, (3 mo. LIBOR US + 1.85%), 1.98%, 05/21/34(a)(b)	250	250,410
Palmer Square Loan Funding Ltd.(a)(b)
Series 2019-2A, Class B, (3 mo. LIBOR US + 2.25%), 2.38%, 04/20/27	250	250,089
Series 2019-4A, Class B, (3 mo. LIBOR US + 2.10%), 2.23%, 10/24/27	250	250,073
Securitized Asset Backed Receivables LLC Trust(a)
Series 2005-OP1, Class M2, (1 mo. LIBOR US + 0.68%), 0.76%, 01/25/35	152	148,320
Series 2005-OP2, Class M1, (1 mo. LIBOR US + 0.65%), 0.73%, 10/25/35	126	125,633
Trimaran Cavu Ltd., Series 2019-1A, Class C1, (3 mo. LIBOR US + 3.15%), 3.28%, 07/20/32(a)(b)	250	250,785

Total Asset-Backed Securities — 4.2% (Cost: $2,310,395)		2,325,148

Foreign Agency Obligations

Supranational — 0.8%
International Bank for Reconstruction & Development, Series C, 0.00%, 09/17/30(c)	500	416,280

Total Foreign Agency Obligations — 0.8% (Cost: $437,275)		416,280

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations(a) — 1.2%
Banc of America Mortgage Trust, Series 2003-J, Class 2A1, 2.67%, 11/25/33	23	23,213
MFA , Series 2020-NQM1, Class A1, 1.48%, 03/25/65(b)	157	157,482
MFA Trust, Series 2021-NQM1, Class M1, 2.31%, 04/25/65(b)	250	249,604
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(b)	200	199,383

		629,682
Interest Only Collateralized Mortgage Obligations — 0.0%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 05/25/37	87	17,283

Total Non-Agency Mortgage-Backed Securities — 1.2% (Cost: $644,598)		646,965

Security	Par (000)	Value

Preferred Securities

Capital Trust — 0.7%

Electric Utilities — 0.7%
PPL Capital Funding, Inc., Series A, 2.80%, 03/30/67(a)	$400	$385,948

Total Preferred Securities — 0.7% (Cost: $396,104)		385,948

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 1.5%
Uniform Mortgage-Backed Securities, Series 4480, Class ZX, 4.00%, 11/15/44	760	829,087

Interest Only Collateralized Mortgage Obligations — 0.7%
Ginnie Mae Mortgage-Backed Securities(a)
Series 2009-116, Class KS, (1 mo. LIBOR US + 6.47%), 6.39%, 12/16/39	157	24,764
Series 2011-52, Class NS, (1 mo. LIBOR US + 6.67%), 6.59%, 04/16/41	1,689	313,745
Uniform Mortgage-Backed Securities
Series 2012-47, Class NI, 4.50%, 04/25/42	378	65,902
Series 2012-96, Class DI, 4.00%, 02/25/27	115	1,359

		405,770
Mortgage-Backed Securities — 52.2%
Ginnie Mae, 5.00%, 11/15/35	2	2,178
Ginnie Mae Mortgage-Backed Securities, Series 2006-30, Class IO, 2.73%, 05/16/46(a)	52	4
Uniform Mortgage-Backed Securities
2.50%, 10/14/21 - 11/01/51(d)	9,227	9,534,951
5.50%, 10/01/23 - 09/01/36	1,145	1,322,898
4.00%, 10/01/24 - 02/01/41	3,079	3,387,964
3.50%, 08/01/33 - 01/01/46	3,692	3,986,776
5.00%, 11/01/33 - 02/01/40	1,360	1,551,311
6.00%, 02/01/36 - 03/01/38	140	162,457
4.50%, 04/01/39 - 02/01/46	4,276	4,745,745
3.00%, 03/01/43 - 11/01/51(d)	3,782	4,013,095

		28,707,379

Total U.S. Government Sponsored Agency Securities — 54.4%

(Cost: $28,334,190)		29,942,236

U.S. Treasury Obligations
U.S. Treasury Bonds
1.88%, 02/15/41 - 02/15/51	4,345	4,182,124
3.00%, 08/15/48	5,100	6,076,570
2.38%, 05/15/51	1,000	1,067,187
2.00%, 08/15/51	500	491,172
U.S. Treasury Notes
2.75%, 07/31/23	500	522,793
2.00%, 05/31/24(e)	6,630	6,902,452
2.88%, 07/31/25(e)	10,230	11,050,798
0.75%, 03/31/26 - 08/31/26	2,760	2,733,647
1.25%, 03/31/28	720	720,028

1

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Enhanced Government Fund, Inc. (EGF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
1.13%, 02/15/31	$2,090	$2,024,361
1.63%, 05/15/31	600	607,031

Total U.S. Treasury Obligations — 66.1% (Cost: $34,211,551)		36,378,163

Total Long-Term Investments — 127.4% (Cost: $66,334,113)		70,094,740

	Shares

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(f)(g)	444,665	444,665

Total Short-Term Securities — 0.8% (Cost: $444,665)		444,665

Options Purchased — 0.0% (Cost: $37,407)		17,700

Total Investments Before TBA Sale Commitments and Options Written — 128.2% (Cost: $66,816,185)		70,557,105

	Par (000)

TBA Sale Commitments(d)

Mortgage-Backed Securities — (3.0)%
Uniform Mortgage-Backed Securities
2.50%, 10/14/51	$(1,100)	(1,134,160)
3.00%, 10/14/51	(500)	(523,184)

Total TBA Sale Commitments — (3.0)% (Proceeds: $(1,655,836))		(1,657,344)

Options Written — (0.3)% (Premiums Received: $(183,938))		(167,480)

Total Investments, Net of TBA Sale Commitments and Options Written — 124.9% (Cost: $64,976,411)		68,732,281

Liabilities in Excess of Other Assets — (24.9)%		(13,688,011)

Net Assets — 100.0%		$55,044,270

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Represents or includes a TBA transaction.
(e)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$3,363,620	$—	$(2,918,955	)(a)	$—	$—	$444,665	444,665	$256	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Enhanced Government Fund, Inc. (EGF)

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
BofA Securities, Inc.	0.08	%(b)	07/23/21	Open		$1,906,125	$1,906,409	U.S. Treasury Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	0.08	(b)	07/23/21	Open		4,830,000	4,830,844	U.S. Treasury Obligations	Open/Demand

						$6,736,125	$6,737,253

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BTP	3	12/08/21	$528	$(8,134)
10-Year U.S. Treasury Note	23	12/21/21	3,027	(32,109)
10-Year U.S. Ultra Long Treasury Note	27	12/21/21	3,922	(13,490)
U.S. Long Bond	7	12/21/21	1,115	(22,160)
2-Year U.S. Treasury Note	96	12/31/21	21,125	(3,009)
5-Year U.S. Treasury Note	28	12/31/21	3,437	2,104
90-Day Eurodollar	34	12/18/23	8,403	(12,372)

				(89,170)

Short Contracts
Euro Bund	2	12/08/21	393	6,346
Ultra U.S. Treasury Bond	28	12/21/21	5,350	113,493
90-Day Eurodollar	34	12/16/24	8,364	19,494

				139,333

				$50,163

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency	Counterparty
Put
10-Year Interest Rate Swap, 04/23/32	1.90%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Deutsche Bank AG	04/21/22	1.90%	USD	1,505	$17,700

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency	Counterparty
Call
10-Year Interest Rate Swap, 12/28/31	1.55%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Citibank N.A.	10/28/21	1.55%	USD	5,856	$(43,794)
2-Year Interest Rate Swap, 12/28/23	0.42%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Citibank N.A.	10/28/21	0.42	USD	23,411	(16,273)
30-Year Interest Rate Swap, 12/28/51	1.81%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Citibank N.A.	10/28/21	1.81	USD	2,930	(46,105)
5-Year Interest Rate Swap, 12/28/26	1.11%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Citibank N.A.	10/28/21	1.11	USD	14,830	(50,951)
10-Year Interest Rate Swap, 06/21/32	1.25%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Deutsche Bank AG	04/21/22	1.25	USD	1,505	(10,357)

										$(167,480)

3

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Enhanced Government Fund, Inc. (EGF)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.12%	Annual	6-Month GBP LIBOR, 0.17%	Annual	N/A	04/09/23	GBP	2,420	$14,641	$(12)	$14,653
3-Month Canada Bank Acceptance, 1.35%	Semi-Annual	0.64%	Semi-Annual	N/A	04/21/23	CAD	1,400	(1,759)	5	(1,764)
0.28%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A	04/23/23	USD	1,230	(1,312)	(61)	(1,251)
1.61%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	03/28/22(a)	03/28/32	USD	850	3,760	13	3,747

								$15,330	$(55)	$15,385

(a)	Forward Swap.

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9	3.00%	Monthly	Goldman Sachs International	09/17/58	N/R	USD	100	$(7,678)	$(10,960)	$3,282
CMBX.NA.9	3.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	67	(5,119)	(6,967)	1,848
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	41	(3,148)	(4,520)	1,372
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	33	(2,560)	(3,457)	897

								$(18,505)	$(25,904)	$7,399

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$2,325,148	$—	$2,325,148

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Enhanced Government Fund, Inc. (EGF)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Foreign Agency Obligations	$—	$416,280	$—	$416,280
Non-Agency Mortgage-Backed Securities	—	646,965	—	646,965
Preferred Securities
Capital Trust	—	385,948	—	385,948
U.S. Government Sponsored Agency Securities	—	29,942,236	—	29,942,236
U.S. Treasury Obligations	—	36,378,163	—	36,378,163
Short-Term Securities
Money Market Funds	444,665	—	—	444,665
Options Purchased
Interest Rate Contracts	—	17,700	—	17,700
Liabilities
Investments
TBA Sale Commitments	—	(1,657,344)	—	(1,657,344)

	$444,665	$68,455,096	$—	$68,899,761

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$7,399	$—	$7,399
Interest Rate Contracts	141,437	18,400	—	159,837
Liabilities
Interest Rate Contracts	(91,274)	(170,495)	—	(261,769)

	$50,163	$(144,696)	$—	$(94,533)

(a)

Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $6,737,253 are categorized as Level 2 within the fair value hierarchy.

Currency Abbreviation

CAD	Canadian Dollar

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

CLO	Collateralized Loan Obligation

CR	Custodian Receipt

IO	Interest Only

LIBOR	London Interbank Offered Rate

TBA	To-Be-Announced

5